Related party transactions - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 12, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Face value		$ 0		$ 239,492
Associated PIK dividends		114,381	$ 0
Amount of transaction with related party (less than $0.1 million for affiliate of the Real Shareholder)		13,004	15,388
Lease payments
Related Party Transaction [Line Items]
Amount of transaction with related party (less than $0.1 million for affiliate of the Real Shareholder)		309	314
Lease payments | Chief Executive Officer
Related Party Transaction [Line Items]
Amount of transaction with related party (less than $0.1 million for affiliate of the Real Shareholder)		300	300
Lease payments | Affiliate of the Real Shareholder
Related Party Transaction [Line Items]
Amount of transaction with related party (less than $0.1 million for affiliate of the Real Shareholder)		$ 100	$ 100
Recapitalization Merger
Related Party Transaction [Line Items]
Purchase price per share (in dollars per share)	$ 8.40
Face value	$ 239,500
Associated PIK dividends	$ 114,400
Recapitalization Merger | HI Holdings Playa
Related Party Transaction [Line Items]
Purchase price per share (in dollars per share)	$ 8.40
Face value	$ 196,000
Associated PIK dividends	$ 93,600
Recapitalization Merger | Real Shareholder
Related Party Transaction [Line Items]
Purchase price per share (in dollars per share)	$ 8.40
Face value	$ 43,500
Associated PIK dividends	$ 20,800